Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies.
Schedule of contractual commitment

	Office Rental	Co-location & Server Rental	Other Purchase Obligation	Total
	RMB	RMB	RMB	RMB
2014	70,636,859	42,340,160	13,493,930	126,470,949
2015	71,078,454	—	—	71,078,454
2016	43,784,771	—	594,850	44,379,621
2017	36,266,027	—	—	36,266,027
2018	35,337,016	—	—	35,337,016
Thereafter	4,966,921	—	—	4,966,921

	262,070,048	42,340,160	14,088,780	318,498,988